Payroll, staff and employee benefits obligations - Type of assets (Details) - Pension benefits	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset allocation
Equity securities	18.00%	17.00%	27.00%
Debt securities	43.00%	44.00%	47.00%
Monetary	2.00%	2.00%	2.00%
Annuity contracts	31.00%	32.00%	17.00%
Real estate	6.00%	5.00%	7.00%